Underlying Asset Split of Fund (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	100.00%	100.00%
Equity
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	70.00%	90.00%
Bonds
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	30.00%	10.00%